TRANSFERS OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2010
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]
TRANSFERS OF FINANCIAL ASSETS
On January 1, 2010, the Company adopted ASU 2009-16, “Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets.” This ASU is intended to improve the information provided in financial statements concerning transfers of financial assets, including the effects of transfers on financial position, financial performance and cash flows, and any continuing involvement of the transferor with the transferred financial assets. The Company evaluated the impact of adopting the guidance and the terms and conditions in place at January 1, 2010 and determined that certain sales of accounts receivable would be classified as secured borrowings. Under the Company’s sale of accounts receivable arrangements, $915 million was outstanding at January 1, 2010. The maximum amount of receivables available for participation in these programs was $1,939 million at January 1, 2010.

In January 2010, the Company terminated the North American arrangement and replaced it with a new arrangement that qualified for treatment as a sale under ASU 2009-16. The arrangement related to $294 million of the $915 million outstanding at January 1, 2010 and $1,100 million of the $1,939 million maximum participation.
In June 2010, the Company terminated the European arrangement and replaced it with a new arrangement that qualified for treatment as a sale under ASU 2009-16. The arrangement related to $584 million of the $915 million outstanding at January 1, 2010 and $721 million of the $1,939 million maximum participation.

Sale of Trade Accounts Receivable in North America
In January 2010, the Company terminated its previous facilities used in North America for the transfers of trade accounts receivable by entering into an agreement to repurchase the outstanding receivables for $264 million and replacing it with a new arrangement. During the year ended December 31, 2010, under the new arrangement, the Company sold the trade accounts receivable of select North America entities on a revolving basis to certain multi-seller commercial paper conduit entities. The Company maintains servicing responsibilities and the related costs are insignificant. The proceeds received are comprised of cash and interests in specified assets (the receivables sold by the Company) of the conduits that entitle the Company to the residual cash flows of such specified assets in the conduits after the commercial paper has been repaid. Neither the conduits nor the investors in those entities have recourse to other assets of the Company in the event of nonpayment by the debtors.
During the year ended December 31, 2010, the Company recognized a loss of $19 million on the sale of these receivables, which is classified as “Interest expense and amortization of debt discount” in the consolidated statements of income. The Company classifies its interests in the conduits as “Accounts and notes receivable – Other” on the consolidated balance sheets and those interests are carried at fair value. Fair value of the interests is determined by calculating the expected amount of cash to be received and is based on unobservable inputs (a Level 3 measurement). The key input in the valuation is percentage of anticipated credit losses, which was 1.42 percent, in the portfolio of receivables sold that have not yet been collected. Given the short-term nature of the underlying receivables, discount rates and prepayments are not factors in determining the fair value of the interests. At December 31, 2010, the carrying value of the interests held was $1,110 million, which is the Company’s maximum exposure to loss related to the receivables sold.
The sensitivity of the fair value of the interests held to hypothetical adverse changes in the anticipated credit losses are as follows (amounts shown are the corresponding hypothetical decreases in the carrying value of the interests):

Impact to Carrying Value In millions
10% adverse change	$2
20% adverse change	$5

Following is an analysis of certain cash flows between the Company and the North American conduits:

Cash Proceeds
In millions	2010
Sale of receivables	$264
Collections reinvested in revolving receivables	$18,952
Interests in conduits (1)	$974
(1) Presented in "Operating Activities" in the consolidated statements of cash flows.

Delinquencies on the sold receivables that were still outstanding at December 31, 2010 were $127 million. Trade accounts receivable outstanding and derecognized from the Company’s consolidated balance sheets at December 31, 2010 were $1,930 million. Credit losses, net of any recoveries, on receivables sold during the year ended December 31, 2010 were $2 million. During 2010, the Company repurchased $13 million of previously sold receivables related to a divestiture.
Sale of Trade Accounts Receivable in Europe
In June 2010, the Company terminated its previous facility used in Europe for the transfers of trade accounts receivable by entering into an agreement to repurchase the outstanding receivables for $11 million and replacing it with a new arrangement. Since June 2010, under the new arrangement, the Company sold qualifying trade accounts receivable of select European entities on a revolving basis to certain multi-seller commercial paper conduit entities. The Company maintains servicing responsibilities and the related costs are insignificant. The proceeds received are comprised of cash and interests in specified assets (the receivables sold by the Company) of the conduits that entitle the Company to the residual cash flows of such specified assets in the conduits after the commercial paper has been repaid. Neither the conduits nor the investors in those entities have recourse to other assets of the Company in the event of nonpayment by the debtors.
During the period from the June 2010 inception of the new arrangement through December 31, 2010, the Company recognized a loss of $7 million on the sale of these receivables, which is classified as “Interest expense and amortization of debt discount” in the consolidated statements of income. The Company classifies its interests in the conduits as “Accounts and notes receivable – Other” on the consolidated balance sheets and those interests are carried at fair value. Fair value of the interests is determined by calculating the expected amount of cash to be received and is based on unobservable inputs (a Level 3 measurement). The key input in the valuation is percentage of anticipated credit losses, which was zero, in the portfolio of receivables sold that have not yet been collected. Given the short-term nature of the underlying receivables, discount rates and prepayments are not factors in determining the fair value of the interests. At December 31, 2010, the carrying value of the interests held was $157 million, which is the Company’s maximum exposure to loss related to the receivables sold.
Following is an analysis of certain cash flows between the Company and the European conduits:

Cash Proceeds
In millions	2010
Sale of receivables	$554
Collections reinvested in revolving receivables	$3,914
Interests in conduits (1)	$64
(1) Presented in "Operating Activities" in the consolidated statements of cash flows.

Delinquencies on the sold receivables still outstanding at December 31, 2010 were $42 million. Trade accounts receivable outstanding and derecognized from the Company’s consolidated balance sheets at December 31, 2010 were $405 million. There were no credit losses on receivables sold since June 2010.
Sale of Trade Accounts Receivable in Asia Pacific
During the year ended December 31, 2010, the Company sold participating interests in trade accounts receivable of select Asia Pacific entities for which the Company received cash. The Company maintains servicing responsibilities for the participating interests sold and the related costs are insignificant. The third-party holders of the participating interests do not have recourse to the Company’s assets in the event of nonpayment by the debtors.

During the year ended December 31, 2010, the Company recognized a loss of less than $1 million on the sale of the participating interests in the receivables, which is classified as “Interest expense and amortization of debt discount” in the consolidated statements of income.

Following is an analysis of certain cash flows between the Company and the third-party holders of the participating interests:

Cash Proceeds
In millions	2010
Sale of participating interests	$218
Collections reinvested in revolving receivables	$195

Following is additional information related to the sale of participating interests in the receivables under this facility:

Trade Accounts Receivable In millions	Dec 31, 2010
Derecognized from the consolidated balance sheet	$25
Outstanding in the consolidated balance sheet	281
Total accounts receivable in select Asia Pacific entities	$306

There were no credit losses on receivables relating to the participating interests sold during the year ended December 31, 2010. There were no delinquencies on the outstanding receivables related to the participating interests sold at December 31, 2010.